Investments in affiliated companies (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Feb. 28, 2018	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 15, 2015
Schedule of Investments [Line Items]
Equity Method Investments		¥ 11,525		¥ 126,498
Equity Securities without Readily Determinable Fair Value, Amount		¥ 177,556		188,895
Equity Method Investment, Ownership Percentage		100.00%	60.00%								100.00%
Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Schedule of Investments [Line Items]
Equity Method Investments		¥ 0		0	[1]		¥ 126,498	[1]	¥ 143,749	[1]
Tongmei Yingli New Energy Industry Co., Ltd. [Member]
Schedule of Investments [Line Items]
Equity Method Investments		0		0	[2]		30,347	[2]	30,347	[2]
Shandong Hi-speed Yingli New Energy Co., Ltd. [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[3]	¥ 15,681		15,555			15,528		16,985
Equity Method Investment, Ownership Percentage		35.00%
Zhonghe Huineng Limited Co., Ltd. [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[4]	¥ 0		11,465			13,597		13,597
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. [Member]
Schedule of Investments [Line Items]
Cost Method Investments		0		11,875		$ 11,875	11,875	[5]	11,875	[5]
Equity Securities without Readily Determinable Fair Value, Amount		¥ 11,875		0
Equity Method Investment, Ownership Percentage		10.00%
Guokai Siyuan Beijing Investment Fund Co., Ltd. [Member]
Schedule of Investments [Line Items]
Cost Method Investments		¥ 0		150,000		$ 150,000	¥ 150,000	[6]	¥ 150,000	[6]
Equity Securities without Readily Determinable Fair Value, Amount		¥ 150,000		¥ 0
Equity Method Investment, Ownership Percentage		2.97%

[1]	In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method. In March 2016, all partners of Sailing Fund decided to liquidate Sailing Fund. In 2017, the transaction has been completed. The disposal gain of RMB 9,080, which was the difference between the carrying value of long-term investment in Sailing of RMB 126,498 as of the liquidation date, and total assets received through the liquidation, which comprised of: i) cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in “Other Income” in the consolidated statement of Comprehensive Loss for the year ended December 31, 2017.
[2]	In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment was accounted for under equity method. In late 2017, according to the share transfer agreement entered into between Yingli China and one of shareholders of Tongmei Yingli, the shares owned by Yingli China was transferred to this shareholder and the consideration to be collected of RMB 30,347 was recorded under “Prepaid expenses and other current assets” in the Consolidated Balance Sheets as of December 31, 2017. No gain or loss was recognized.
[3]	In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% common stock equity interest. The investment is accounted for under equity method.
[4]	In August 2014. Yingli China and Zhonghe Huineng Limited Co., Ltd, unrelated to the Company, set up a joint venture called Zhonghe Yingli New Energy Co., Ltd ("Zhonghe Yingli").Yingli China has contributed RMB 20,000 to acquire a 40% common stock equity interest. The investment is accounted for under equity method. In June 2018, both partner of Zhonghe Yingli decided to liquidate the joint venture entity. In August 2018, the transaction was completed. The disposal gain of RMB 10, which was the difference between the carrying value of long-term investment in Zhonghe Yingli of RMB 11,525 as of the liquidation date, and the RMB 11,535 cash received through the liquidation, was recognized in "Other Income" in the consolidated statement of Comprehensive Loss for the year ended December 31, 2018.
[5]	In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost with the amount of RMB 11,875 (US$ 1,727) as of December 31, 2018. Prior to the fiscal year of 2018, such investment were accounted for using the cost method of accounting with the amount of RMB 11,875 as of December 31, 2017.
[6]	In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd. The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method. The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost with the amount of RMB 150,000 (US$ 21,817) as of December 31, 2018. Prior to the fiscal year of 2018, such investment were accounted for using the cost method of accounting with the amount of RMB 150,000 as of December 31, 2017.